INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of difference between income taxes at effective statutory rate and provision for income taxes

	Years Ended December 31,
	2024	2023
Income tax benefit at U.S. statutory rate of 21%	$(2,260,536)	$(2,360,761)
State income taxes	(387,520)	(404,702)
Non-deductible expenses	164,156	271,648
Change in valuation allowance	2,483,901	2,493,815
Total provision for income tax	$—	$—

Schedule of net deferred tax assets

	December 31,
	2024	2023
Deferred Tax Asset (Liability):
Net operating loss carryforward	$15,313,305	$12,318,836
Intangible assets	(537,017)	(84,823)
Allowance for bad debt	(58,375)	—
Gross deferred tax assets	14,717,913	12,234,013
Valuation allowance	(14,717,913)	(12,234,013)
Net deferred tax assets	$—	$—